Provisions for expected credit losses - Impact of overlays on the provision for ECL on loans and credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Provision for expected credit losses
Individually assessed provisions	$ 611	$ 536	$ 461
Modelled provision for ECL on loans and credit commitments	4,321	4,369	4,400
Overlays	130	179	260
Total provision for ECL on loans and credit commitments	$ 5,062	$ 5,084	$ 5,121